Description of the Plan (Details) - EBP 050	12 Months Ended
	Dec. 31, 2025 USD ($) investment	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate, annual increase	1.00%
Number of investment options (or more) | investment	1
Forfeited nonvested account, decrease from administrative expense	$ 5,275	$ 79,904
Forfeited nonvested account	278,541	$ 132,862
Minimum borrowing amount	500
Maximum borrowing amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, minimum borrowing term	1 year
General loan, maximum borrowing term	5 years
Primary residence, borrowing term	15 years
Basis spread on variable rate	2.00%
Contribution, Tranche One
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	3.00%
Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%
Minimum
EBP, Description of Plan [Line Items]
Employee contribution percentage	1.00%
Automatic deferral rate	5.00%
Maximum
EBP, Description of Plan [Line Items]
Employee contribution percentage	50.00%
Automatic deferral rate	15.00%